LONG-TERM DEBT -Schedule of Convertible Debt (Details) $ in Millions	Dec. 31, 2021 USD ($)
Debt Instrument, Redemption [Line Items]
Debt instrument, face amount	$ 2,012.5
Convertible Debt, Total	$ 1,986.8